Stock-based Compensation (Options Outstanding and Exercisable) (Details) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
Dec. 31, 2020 CAD ($) $ / shares shares
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Closing stock price (in dollars per share)	$ 139.94
Options Outstanding
Number of options outstanding (in shares) | shares	3.6
Weighted-average years to expiration of options outstanding	6 years 8 months 12 days
Weighted average exercise price of options outstanding (in dollars per share)	$ 97.15
Aggregate intrinsic value of options outstanding | $	$ 155
Options Exercisable
Number of options exercisable (in shares) | shares	1.7
Weighted average exercise price of options exercisable (in dollars per share)	$ 82.42
Aggregate intrinsic value of options exercisable | $	$ 100
Weighted-average years to expiration of options exercisable	5 years 3 months 18 days
Range of Exercise Prices 1 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Floor of exercise price range (in dollars per share)	$ 34.45
Ceiling of exercise price range (in dollars per share)	$ 85.00
Options Outstanding
Number of options outstanding (in shares) | shares	0.8
Weighted-average years to expiration of options outstanding	3 years 9 months 18 days
Weighted average exercise price of options outstanding (in dollars per share)	$ 66.17
Aggregate intrinsic value of options outstanding | $	$ 60
Options Exercisable
Number of options exercisable (in shares) | shares	0.8
Weighted average exercise price of options exercisable (in dollars per share)	$ 66.17
Aggregate intrinsic value of options exercisable | $	$ 60
Range of Exercise Prices 2 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Floor of exercise price range (in dollars per share)	$ 85.01
Ceiling of exercise price range (in dollars per share)	$ 95.00
Options Outstanding
Number of options outstanding (in shares) | shares	0.7
Weighted-average years to expiration of options outstanding	5 years 10 months 24 days
Weighted average exercise price of options outstanding (in dollars per share)	$ 89.92
Aggregate intrinsic value of options outstanding | $	$ 33
Options Exercisable
Number of options exercisable (in shares) | shares	0.4
Weighted average exercise price of options exercisable (in dollars per share)	$ 89.55
Aggregate intrinsic value of options exercisable | $	$ 22
Range of Exercise Prices 3 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Floor of exercise price range (in dollars per share)	$ 95.01
Ceiling of exercise price range (in dollars per share)	$ 105.00
Options Outstanding
Number of options outstanding (in shares) | shares	0.6
Weighted-average years to expiration of options outstanding	7 years 1 month 6 days
Weighted average exercise price of options outstanding (in dollars per share)	$ 98.60
Aggregate intrinsic value of options outstanding | $	$ 25
Options Exercisable
Number of options exercisable (in shares) | shares	0.3
Weighted average exercise price of options exercisable (in dollars per share)	$ 98.60
Aggregate intrinsic value of options exercisable | $	$ 11
Range of Exercise Prices 4 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Floor of exercise price range (in dollars per share)	$ 105.01
Ceiling of exercise price range (in dollars per share)	$ 115.00
Options Outstanding
Number of options outstanding (in shares) | shares	0.7
Weighted-average years to expiration of options outstanding	8 years 1 month 6 days
Weighted average exercise price of options outstanding (in dollars per share)	$ 108.37
Aggregate intrinsic value of options outstanding | $	$ 23
Options Exercisable
Number of options exercisable (in shares) | shares	0.2
Weighted average exercise price of options exercisable (in dollars per share)	$ 108.94
Aggregate intrinsic value of options exercisable | $	$ 6
Range of Exercise Prices 5 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Floor of exercise price range (in dollars per share)	$ 115.01
Ceiling of exercise price range (in dollars per share)	$ 137.36
Options Outstanding
Number of options outstanding (in shares) | shares	0.8
Weighted-average years to expiration of options outstanding	9 years 1 month 6 days
Weighted average exercise price of options outstanding (in dollars per share)	$ 123.01
Aggregate intrinsic value of options outstanding | $	$ 14
Options Exercisable
Number of options exercisable (in shares) | shares	0.0
Weighted average exercise price of options exercisable (in dollars per share)	$ 118.41
Aggregate intrinsic value of options exercisable | $	$ 1